Performance Management	Dec. 31, 2025
FRANKLIN MUTUAL BEACON FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q4	22.45%
Worst Quarter:	2020, Q1	-26.85%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN MUTUAL BEACON FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index-NR | Average Annual Return, Label [Optional Text]	MSCI All Country World Index-NR
MSCI All Country World Index-NR | Average Annual Return, Percent		22.34%	11.19%	11.72%
MSCI World Value Index-NR | Average Annual Return, Label [Optional Text]	MSCI World Value Index-NR
MSCI World Value Index-NR | Average Annual Return, Percent		20.79%	11.35%	9.23%
CLASS A | Average Annual Return, Label [Optional Text]	Return before taxes
CLASS A | Average Annual Return, Percent		18.38%	8.51%	8.93%
CLASS A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
CLASS A | After Taxes on Distributions | Average Annual Return, Percent		16.56%	6.76%	7.25%
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Percent		12.12%	6.38%	6.81%
CLASS C | Average Annual Return, Percent		23.30%	8.92%	8.72%
CLASS R | Average Annual Return, Percent		24.97%	9.47%	9.28%
Class R6 | Average Annual Return, Percent		25.57%	10.07%	9.89%
CLASS Z | Average Annual Return, Percent		25.57%	10.01%	9.83%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN MUTUAL BEACON FUND | CLASS A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	22.45%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(26.85%)
Lowest Quarterly Return, Date	Mar. 31, 2020
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q4	19.52%
Worst Quarter:	2020, Q1	-30.06%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN MUTUAL GLOBAL DISCOVERY FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index-NR | Average Annual Return, Label [Optional Text]	MSCI All Country World Index-NR
MSCI All Country World Index-NR | Average Annual Return, Percent		22.34%	11.19%	11.72%
MSCI World Value Index-NR | Average Annual Return, Label [Optional Text]	MSCI World Value Index-NR
MSCI World Value Index-NR | Average Annual Return, Percent		20.79%	11.35%	9.23%
CLASS A | Average Annual Return, Label [Optional Text]	Return before taxes
CLASS A | Average Annual Return, Percent		16.57%	10.71%	8.04%
CLASS A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
CLASS A | After Taxes on Distributions | Average Annual Return, Percent		13.90%	8.34%	6.15%
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Percent		11.81%	8.10%	6.06%
CLASS C | Average Annual Return, Percent		21.44%	11.14%	7.83%
CLASS R | Average Annual Return, Percent		23.08%	11.70%	8.38%
Class R6 | Average Annual Return, Percent		23.73%	12.35%	9.03%
CLASS Z | Average Annual Return, Percent		23.67%	12.25%	8.92%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND | CLASS A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.52%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(30.06%)
Lowest Quarterly Return, Date	Mar. 31, 2020
FRANKLIN MUTUAL INTERNATIONAL VALUE FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

On May 1, 2023, the Fund's investment strategies changed from investing at least 80% of its net assets in securities of European companies to investing at least 80% of its assets in securities of issuers outside the United States. Future performance after May 1, 2023 will be attributable to the Fund's performance after the strategy change. The performance before May 1, 2023 is attributable to the Fund’s previous investment strategy.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2022, Q4	17.84%
Worst Quarter:	2020, Q1	-32.56%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN MUTUAL INTERNATIONAL VALUE FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World ex-US Index-NR | Average Annual Return, Label [Optional Text]	MSCI All Country World ex-US Index-NR
MSCI All Country World ex-US Index-NR | Average Annual Return, Percent		32.39%	7.91%	8.41%
MSCI EAFE Value Index-NR | Average Annual Return, Label [Optional Text]	MSCI EAFE Value Index-NR
MSCI EAFE Value Index-NR | Average Annual Return, Percent		42.25%	13.37%	8.69%
FRANKLIN MUTUAL INTERNATIONAL VALUE FUND | Average Annual Return, Label [Optional Text]	Return before taxes
FRANKLIN MUTUAL INTERNATIONAL VALUE FUND | Average Annual Return, Percent		31.94%	12.83%	7.60%
FRANKLIN MUTUAL INTERNATIONAL VALUE FUND | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
FRANKLIN MUTUAL INTERNATIONAL VALUE FUND | After Taxes on Distributions | Average Annual Return, Percent		31.03%	12.14%	7.05%
FRANKLIN MUTUAL INTERNATIONAL VALUE FUND | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
FRANKLIN MUTUAL INTERNATIONAL VALUE FUND | After Taxes on Distributions and Sales | Average Annual Return, Percent		19.57%	10.17%	6.10%
FRANKLIN MUTUAL INTERNATIONAL VALUE FUND | Average Annual Return, Percent		37.60%	13.26%	7.40%
FRANKLIN MUTUAL INTERNATIONAL VALUE FUND | Average Annual Return, Percent		39.30%	13.83%	7.94%
FRANKLIN MUTUAL INTERNATIONAL VALUE FUND | Average Annual Return, Percent		40.11%	14.49%	8.60%
FRANKLIN MUTUAL INTERNATIONAL VALUE FUND | Average Annual Return, Percent		39.94%	14.39%	8.49%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN MUTUAL INTERNATIONAL VALUE FUND | FRANKLIN MUTUAL INTERNATIONAL VALUE FUND
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	17.84%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(32.56%)
Lowest Quarterly Return, Date	Mar. 31, 2020
FRANKLIN MUTUAL QUEST FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q4	13.07%
Worst Quarter:	2020, Q1	-22.69%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN MUTUAL QUEST FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index-NR | Average Annual Return, Label [Optional Text]	MSCI All Country World Index-NR
MSCI All Country World Index-NR | Average Annual Return, Percent		22.34%	11.19%	11.72%
Blended 70% MSCI World Value-NR + 30% Bloomberg US Corporate High Yield Index | Average Annual Return, Label [Optional Text]	Blended 70% MSCI World Value-NR + 30% Bloomberg US Corporate High Yield Index
Blended 70% MSCI World Value-NR + 30% Bloomberg US Corporate High Yield Index | Average Annual Return, Percent		17.04%	9.35%	8.52%
MSCI World Value Index-NR | Average Annual Return, Label [Optional Text]	MSCI World Value Index-NR
MSCI World Value Index-NR | Average Annual Return, Percent		20.79%	11.35%	9.23%
Bloomberg U.S. Corporate High Yield Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Corporate High Yield Index
Bloomberg U.S. Corporate High Yield Index | Average Annual Return, Percent		8.62%	4.51%	6.53%
CLASS A | Average Annual Return, Label [Optional Text]	Return before taxes
CLASS A | Average Annual Return, Percent		10.88%	6.53%	5.64%
CLASS A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
CLASS A | After Taxes on Distributions | Average Annual Return, Percent		9.48%	5.24%	3.96%
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Percent		6.79%	4.64%	3.80%
CLASS C | Average Annual Return, Percent		15.47%	6.93%	5.44%
CLASS R | Average Annual Return, Percent		17.05%	7.46%	5.97%
Class R6 | Average Annual Return, Percent		17.71%	8.06%	6.57%
CLASS Z | Average Annual Return, Percent		17.64%	8.00%	6.50%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN MUTUAL QUEST FUND | CLASS A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	13.07%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.69%)
Lowest Quarterly Return, Date	Mar. 31, 2020
FRANKLIN MUTUAL SHARES FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q4	17.52%
Worst Quarter:	2020, Q1	-29.05%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN MUTUAL SHARES FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.28%
Russell 1000® Value Index | Average Annual Return, Label [Optional Text]	Russell 1000® Value Index
Russell 1000® Value Index | Average Annual Return, Percent		15.91%	11.33%	10.53%
CLASS A | Average Annual Return, Label [Optional Text]	Return before taxes
CLASS A | Average Annual Return, Percent		5.32%	7.99%	6.94%
CLASS A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
CLASS A | After Taxes on Distributions | Average Annual Return, Percent		3.51%	5.79%	5.05%
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.37%	5.90%	5.14%
CLASS C | Average Annual Return, Percent		9.61%	8.41%	6.74%
CLASS R | Average Annual Return, Percent		11.16%	8.94%	7.28%
Class R6 | Average Annual Return, Percent		11.79%	9.55%	7.89%
CLASS Z | Average Annual Return, Percent		11.77%	9.50%	7.82%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN MUTUAL SHARES FUND | CLASS A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	17.52%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(29.05%)
Lowest Quarterly Return, Date	Mar. 31, 2020